Summary of Significant Accounting Policies (Details 7) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 969,869	$ 962,401	$ 154,058
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	969,869	962,401	154,058	$ 623,587
Derivative liabilities - common stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	792,135	777,002	88,871	558,799
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Derivative liabilities - common stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	792,135	777,002	88,871
Derivative liabilities - warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	177,734	185,399	65,187	$ 64,788
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	0	0	0
Derivative liabilities - warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Liability	$ 177,734	$ 185,399	$ 65,187